Risk information - Net exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Sub-classifications of financial information
Carrying amount of financial assets	kr 305,065	kr 294,327
Cash collateral under the security agreements for derivative contracts	16,891	16,374
Cash and cash equivalents
Sub-classifications of financial information
Carrying amount of financial assets	1,362	2,416
Treasuries/government bonds
Sub-classifications of financial information
Carrying amount of financial assets	8,344	11,117
Other interest-bearing securities except loans
Sub-classifications of financial information
Carrying amount of financial assets	53,906	48,665
Loans in the form of interest-bearing securities
Sub-classifications of financial information
Carrying amount of financial assets	43,627	36,781
Loans to credit institutions
Sub-classifications of financial information
Carrying amount of financial assets	27,010	27,725
Loans to the public
Sub-classifications of financial information
Carrying amount of financial assets	163,848	161,094
Derivatives
Sub-classifications of financial information
Carrying amount of financial assets	6,968	6,529
Credit risk
Sub-classifications of financial information
Net exposure	347,500	337,400
Adjustment to carrying amount from exposure	26,200	17,500
Carrying amount	373,600	354,900
Derivative exposure after netting	5,600	3,700
Credit risk | Central governments
Sub-classifications of financial information
Net exposure	161,300	169,600
Credit risk | Regional governments
Sub-classifications of financial information
Net exposure	16,500	13,400
Credit risk | Multilateral development banks
Sub-classifications of financial information
Net exposure	3,100	100
Credit risk | Public sector entity
Sub-classifications of financial information
Net exposure	4,000	600
Credit risk | Financial institutions
Sub-classifications of financial information
Net exposure	45,700	34,200
Credit risk | Corporates
Sub-classifications of financial information
Net exposure	116,900	119,500
Credit risk | Financial assets
Sub-classifications of financial information
Adjustment to carrying amount from exposure	26,200	17,600
Carrying amount of financial assets	314,300	299,300
Credit risk | Financial assets | Central governments
Sub-classifications of financial information
Net exposure	110,400	121,200
Credit risk | Financial assets | Regional governments
Sub-classifications of financial information
Net exposure	16,500	13,400
Credit risk | Financial assets | Multilateral development banks
Sub-classifications of financial information
Net exposure	3,100	100
Credit risk | Financial assets | Public sector entity
Sub-classifications of financial information
Net exposure	4,000	600
Credit risk | Financial assets | Financial institutions
Sub-classifications of financial information
Net exposure	44,500	33,300
Credit risk | Financial assets | Corporates
Sub-classifications of financial information
Net exposure	109,600	113,100
Credit risk | Cash and cash equivalents
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(100)	(200)
Carrying amount of financial assets	1,400	2,400
Credit risk | Cash and cash equivalents | Central governments
Sub-classifications of financial information
Net exposure		300
Credit risk | Cash and cash equivalents | Financial institutions
Sub-classifications of financial information
Net exposure	1,500	2,300
Credit risk | Treasuries/government bonds
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(100)	0
Carrying amount of financial assets	8,300	11,100
Credit risk | Treasuries/government bonds | Central governments
Sub-classifications of financial information
Net exposure	8,400	11,100
Credit risk | Other interest-bearing securities except loans
Sub-classifications of financial information
Adjustment to carrying amount from exposure	0	(100)
Carrying amount of financial assets	53,900	48,700
Credit risk | Other interest-bearing securities except loans | Central governments
Sub-classifications of financial information
Net exposure	3,300	4,800
Credit risk | Other interest-bearing securities except loans | Regional governments
Sub-classifications of financial information
Net exposure	10,600	7,000
Credit risk | Other interest-bearing securities except loans | Multilateral development banks
Sub-classifications of financial information
Net exposure	2,800
Credit risk | Other interest-bearing securities except loans | Public sector entity
Sub-classifications of financial information
Net exposure	4,000	600
Credit risk | Other interest-bearing securities except loans | Financial institutions
Sub-classifications of financial information
Net exposure	26,700	15,700
Credit risk | Other interest-bearing securities except loans | Corporates
Sub-classifications of financial information
Net exposure	6,500	20,700
Credit risk | Loans in the form of interest-bearing securities
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(200)	(100)
Carrying amount of financial assets	43,600	36,800
Credit risk | Loans in the form of interest-bearing securities | Financial institutions
Sub-classifications of financial information
Net exposure	900	700
Credit risk | Loans in the form of interest-bearing securities | Corporates
Sub-classifications of financial information
Net exposure	42,900	36,200
Credit risk | Loans to credit institutions
Sub-classifications of financial information
Adjustment to carrying amount from exposure	16,900	16,200
Carrying amount of financial assets	27,000	27,700
Cash collateral under the security agreements for derivative contracts	16,900	16,400
Credit risk | Loans to credit institutions | Central governments
Sub-classifications of financial information
Net exposure	900	1,400
Credit risk | Loans to credit institutions | Regional governments
Sub-classifications of financial information
Net exposure	5,100	5,500
Credit risk | Loans to credit institutions | Financial institutions
Sub-classifications of financial information
Net exposure	4,000	4,500
Credit risk | Loans to credit institutions | Corporates
Sub-classifications of financial information
Net exposure	100	100
Credit risk | Loans to the public
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(1,000)	(1,100)
Carrying amount of financial assets	163,800	161,100
Credit risk | Loans to the public | Central governments
Sub-classifications of financial information
Net exposure	97,800	99,500
Credit risk | Loans to the public | Regional governments
Sub-classifications of financial information
Net exposure	800	900
Credit risk | Loans to the public | Multilateral development banks
Sub-classifications of financial information
Net exposure	300	100
Credit risk | Loans to the public | Financial institutions
Sub-classifications of financial information
Net exposure	5,800	5,600
Credit risk | Loans to the public | Corporates
Sub-classifications of financial information
Net exposure	60,100	56,100
Credit risk | Derivatives
Sub-classifications of financial information
Adjustment to carrying amount from exposure	1,400	2,000
Carrying amount of financial assets	7,000	6,500
Credit risk | Derivatives | Financial institutions
Sub-classifications of financial information
Net exposure	5,600	4,500
Credit risk | Derivatives | Corporates
Sub-classifications of financial information
Net exposure	0	0
Credit risk | Other assets
Sub-classifications of financial information
Adjustment to carrying amount from exposure	9,300	900
Carrying amount of financial assets	9,300	5,000
Credit risk | Other assets | Central governments
Sub-classifications of financial information
Net exposure		4,100
Credit risk | Contingent liabilities and commitments
Sub-classifications of financial information
Adjustment to carrying amount from exposure	0	(100)
Contingent liabilities and commitments	59,300	55,600
Credit risk | Contingent liabilities and commitments | Central governments
Sub-classifications of financial information
Net exposure	50,800	48,400
Credit risk | Contingent liabilities and commitments | Public sector entity
Sub-classifications of financial information
Net exposure		0
Credit risk | Contingent liabilities and commitments | Financial institutions
Sub-classifications of financial information
Net exposure	1,200	900
Credit risk | Contingent liabilities and commitments | Corporates
Sub-classifications of financial information
Net exposure	kr 7,300	kr 6,400